November 21, 1996






Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Henderson Global Fund Series, Inc.
      File Nos. 33-44186 and 811-6485

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information for the Seligman Henderson Emerging Markets Growth Fund, a series of Seligman Henderson Global Fund Series, Inc. (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A, filed electronically on November 20, 1996.

      If you have any questions, please do not hesitate to call me at (212) 850-1426.

                                                     Very truly yours,

                                                     /s/  Maureen A. Coleman

                                                     Maureen A. Coleman
                                                     Assistant Vice President,
                                                     Law & Regulation